Note 10 - Financial Assets at Amortised Cost - Reverse Repurchase Agreements (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Reverse Repurchase Agreements Abstract
Financial Institutions Reverse Repurchase Agreements	$ 154,753,000	$ 890,355,000	$ 107,461,000
BCRA Reverse Repurchase Agreements	0	1,999,110,000	0
Argentine Government Reverse Repurchase Agreements	12,706,363,000	6,456,412,000	0
Allowance for Reverse Repurchase Agreements	(141,985,000)	0	0
Total Reverse Repurchase Agreements	$ 12,719,131,000	$ 9,345,877,000	$ 107,461,000